Cover	12 Months Ended
Jun. 30, 2021 shares
Cover [Abstract]
Entity Registrant Name	NEXTSOURCE MATERIALS INC.
Entity Central Index Key	0001302084
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	98,184,260
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-05151
Entity Address Address Line 1	130 King Street West
Entity Address Address Line 2	Exchange Tower Suite 1940
Entity Address City Or Town	Toronto
Entity Address Country	CA
Entity Address Postal Zip Code	M5X 2A2
Security 12g Title	Common Stock, $nil par value
Entity Interactive Data Current	Yes
Document Registration Statement	false